CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (Parenthetical) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
Common shares, outstanding	826	805